Impaired Loans by Segment and Class (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 269.8	$ 279.4
Unpaid principal balance	325.4	356.9
Specific allowance	18.0	32.8
Average recorded investment	242.5	260.4
Interest income recognized	2.1	2.7
Commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment	125.0	121.2
Unpaid principal balance	144.8	162.6
Specific allowance	11.0	22.9
Average recorded investment	108.3	134.7
Interest income recognized	1.3	0.6
Commercial | Commercial and Institutional
Financing Receivable, Impaired [Line Items]
With no related specific reserve, recorded investment	15.1	21.4
With a related specific reserve, recorded investment	8.1	11.9
With no related specific reserve, unpaid principal balance	19.3	24.0
With a related specific reserve, unpaid principal balance	10.2	20.5
Specific allowance	2.8	8.8
With no related specific reserve, average recorded investment	22.7	18.3
With a related specific reserve, average recorded investment	6.9	23.6
With no related specific reserve, interest income recognized	0.1	0.1
With a related specific reserve, interest income recognized
Commercial | Commercial Real Estate
Financing Receivable, Impaired [Line Items]
With no related specific reserve, recorded investment	64.9	46.5
With a related specific reserve, recorded investment	32.3	41.4
With no related specific reserve, unpaid principal balance	76.9	68.0
With a related specific reserve, unpaid principal balance	33.8	50.1
Specific allowance	8.2	14.1
With no related specific reserve, average recorded investment	51.6	33.0
With a related specific reserve, average recorded investment	23.3	59.8
With no related specific reserve, interest income recognized	1.2	0.5
With a related specific reserve, interest income recognized
Commercial | Lease Financing, net
Financing Receivable, Impaired [Line Items]
With no related specific reserve, recorded investment	4.6
With no related specific reserve, unpaid principal balance	4.6
With no related specific reserve, average recorded investment	3.8
Personal
Financing Receivable, Impaired [Line Items]
Recorded Investment	144.8	158.2
Unpaid principal balance	180.6	194.3
Specific allowance	7.0	9.9
Average recorded investment	134.2	125.7
Interest income recognized	0.8	2.1
Personal | Residential Real Estate
Financing Receivable, Impaired [Line Items]
With no related specific reserve, recorded investment	131.3	134.4
With a related specific reserve, recorded investment	11.8	18.9
With no related specific reserve, unpaid principal balance	165.7	162.6
With a related specific reserve, unpaid principal balance	13.0	26.2
Specific allowance	6.1	8.9
With no related specific reserve, average recorded investment	117.3	111.8
With a related specific reserve, average recorded investment	14.3	9.7
With no related specific reserve, interest income recognized	0.8	2.1
With a related specific reserve, interest income recognized
Personal | Private Client
Financing Receivable, Impaired [Line Items]
With no related specific reserve, recorded investment	0.8	1.6
With a related specific reserve, recorded investment	0.9	3.3
With no related specific reserve, unpaid principal balance	1.0	1.9
With a related specific reserve, unpaid principal balance	0.9	3.6
Specific allowance	0.9	1.0
With no related specific reserve, average recorded investment	1.6	2.2
With a related specific reserve, average recorded investment	1.0	2.0
With a related specific reserve, interest income recognized